Other Current Assets	12 Months Ended
Dec. 31, 2016
Other Current Assets [Abstract]
Other Current Assets
Other Current Assets

Other current assets consists of the following:

	December 31,
	2016	2015
	(in thousands)
Prepaid insurance	$9,702	$5,187
Insurance receivables	2,895	115
Other receivables	2,998	2,688
Due from related parties	4,805	8,688
Risk management assets	964	365
Other assets	6,303	5,753
Discontinued operations, current assets	—	2,730
Total other current assets	$27,667	$25,526